Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31,	December 31,
	2025	2024
Right-of-use asset, net	$39,552	$-

Lease liability – current	24,229	-
Lease liability – non-current	18,735	-
Total	$42,964	$-

The weighted average discount rates and lease cost for all of operating leases were as follows as of December 31, 2025

	December 31,	December 31,
Weighted average discount rates and lease cost:	2025	2024
Weighted average discount rate	3.50%	3.50%

Operating lease cost	9,485	-

Schedule of Lease Liability

The following table presents maturity of lease liability as of December 31, 2025:

As of
December 31,
Twelve months ending December 31,	2025
FY2026	$25,346
FY2027	19,010
Total future minimum lease payments	44,356
Less: imputed interest	(1,392)
Present value of lease liability	$42,964